Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Schedule of Cost of Revenue

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Payroll and associated expenses	6,567	11,605	3,396
Farm operating expenses	13,673	20,407	11,749
Purchases	282,029	115,952	29,688
Depreciation	4,780	3,163	2,562
Changes in inventory	(77,322)	(27,439)	(12,746)
	229,727	123,688	34,649

Schedule of General and Administrative Expenses

	For the year ended December 31
	2022	2021		2020
	NIS in thousands

Payroll and associated expenses	10,960	8,673		5,207
Consulting and professional expenses	7,759	4,686		1,183
Directors’ fees	821	567		329
Insurance	2,147	2,661		395
Rent and maintenance	5,997	2,837		395
Provision for doubtful debts	(20)		*477	-
Fees	302	337		172
Depreciation	4,224	2,931		691
Other	3,892		*4,037	221
	36,082	27,206		8,593

*	Reclassified

Schedule of Sales and Marketing

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Payroll and associated expenses	36,225	15,053	2,524
Commission distribution	5,597	5,624	4,544
Other	14,711	2,537	1,372
	56,533	23,214	8,440

Schedule of Other Expenses Income

	For the year ended December 31
A. Other income	2022	2021	2020
	NIS in thousands

Remeasurement of contingent consideration	10,572	-	-
Other	300	860	-
	10,872	860	-

B. Other expenses	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Issuance expenses	-	3,504	3,321
Provision for impairment (See Note 11B)	11,729	-	-
Other	1,271	327	1,242
	13,000	3,831	4,563